Segmented Information - Disclosure Of Detailed Information About Assets And Liabilities Based On Operating Segments (Detail) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Assets		$ 2,671,831	$ 839,350
Liabilities		(1,224,876)	(436,291)	[1]
Los Filos [Member]
Disclosure of operating segments [line items]
Assets		1,066,378
Liabilities		(271,712)
Aurizona [member]
Disclosure of operating segments [line items]
Assets		338,792	380,641
Liabilities		(49,261)	(55,625)	[1]
Mesquite [member]
Disclosure of operating segments [line items]
Assets		262,758	247,797
Liabilities		(36,032)	(38,190)	[1]
RDM [Member]
Disclosure of operating segments [line items]
Assets		144,025
Liabilities		(42,146)
Other operating mines [member]
Disclosure of operating segments [line items]
Assets		447,104
Liabilities		(97,320)
Development projects [member]
Disclosure of operating segments [line items]
Assets	[2]	209,215	158,127
Liabilities	[2]	(10,605)	(11,231)	[1]
Corporate and other [member]
Disclosure of operating segments [line items]
Assets		203,559	52,785
Liabilities		$ (717,800)	$ (331,245)	[1]

[1]	Total liabilities balances as at December 31, 2019 for Mesquite and Corporate and other have been reclassified to conform with the current period presentation.
[2]	Includes Santa Luz, which was acquired on March 10, 2020. Castle Mountain was transferred out of Development projects to Other operating mines on achievement of commercial production on November 21, 2020.